united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22572

Multi-Strategy Growth & Income Fund

(Exact name of registrant as specified in charter)

13520 Evening Creek Drive N. Suite 300 San Diego, CA 92128

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 2/28

Date of reporting period: 8/31/15

Item 1. Reports to Stockholders.

MULTI-STRATEGY
GROWTH & INCOME FUND

SEMI-ANNUAL REPORT
August 31, 2015

INVESTOR INFORMATION: (855) 601-3841

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Multi-Strategy Growth & Income Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

Multi-Strategy Growth & Income Fund
PORTFOLIO REVIEW (Unaudited)
August 31, 2015

The Fund’s performance figures for the periods ended August 31, 2015, compared to its benchmarks:

			Since	Since Inception
	Six	One	Inception	Class C, Class I
Total Returns as of August 31, 2015	Months+	Year	Class A*	and Class L **
Multi-Strategy Growth & Income Fund
Class A:
Without Load	(3.70)%	(2.76)%	6.28%	—
With Load	(8.99)%	(8.07)%	4.56%	—
Class C	(4.14)%	(3.55)%	—	(1.73)%
Class I	(3.58)%	(2.48)%	—	(1.01)%
Class L:
Without Load	(3.96)%	(3.26)%	—	(1.44)%
With Load	(7.55)%	(6.89)%	—	(4.61)%
Barclays Aggregate Bond Index	(0.68)%	1.55%	2.45%	2.52%
S&P 500 Total Return Index	(5.32)%	0.48%	12.68%	1.96%

*	Class A commenced operations March 16, 2012.

**	Class C, Class I and Class L commenced operations on July 2, 2014.

+	Non-Annualized.

The Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s total gross annual operating expenses, per its prospectus dated July 1, 2015, including underlying funds, are 2.88%, 3.63%, 2.63%, and 3.38% for Class A, Class C, Class I and Class L shares, respectively. Class A and Class L shares of the Fund are subject to a maximum sales load imposed on purchases of 5.75% and 3.75%, respectively. When purchase load waived, Class A shares are subject to a maximum early withdrawal charge of 1.00% on shares repurchased less than 365 days after purchase. Class C and Class I are not subject to a sales load. The chart does not reflect the deduction of taxes that a shareholder may have to pay on Fund distributions or the redemption of the Fund shares.

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2015

Shares	Security	Value
	COMMON STOCKS - 7.68%
	BIOTECHNOLOGY - 0.13%
48,704	PDL BioPharma, Inc.	$275,178

	CHEMICALS - 0.14%
2,450	Terra Nitrogen Company LP	277,953

	COMMERCIAL SERVICES - 0.28%
7,403	Macquarie Infrastructure Co.	582,764

	ENTERTAINMENT - 0.30%
10,988	Cedar Fair LP	606,318

	LISTED BUSINESS DEVELOPMENT COMPANIES - 4.71%
184,232	Apollo Investment Corp.	1,199,350
94,785	Ares Capital Corp.	1,494,759
33,535	Blackrock Kelso Capital Corp.	316,235
147,920	Fifth Street Finance Corp.	967,397
33,898	Garrison Capital, Inc.	493,216
27,323	Golub Capital BDC, Inc.	458,480
42,420	Medley Capital Corp.	351,238
25,995	New Mountain Finance Corp.	384,726
45,136	Pennantpark Floating Rate Capital Ltd.	542,986
101,216	PennantPark Investment Corp.	769,242
95,818	Prospect Capital Corp.	728,217
78,563	THL Credit, Inc.	978,895
54,564	TICC Capital Corp.	367,216
34,965	TPG Specialty Lending, Inc.	610,487
		9,662,444
	MINING - 0.05%
5,777	HI-Crush Partners LP	96,823

	OIL & GAS - 0.09%
4,906	Suburban Propane Partners LP	183,484

	PIPELINES - 1.43%
2,756	DCP Midstream Partners LP	77,719
13,772	Enbridge Energy Partners LP	389,472
13,433	Energy Transfer Partners LP	660,098
29,372	Kinder Morgan, Inc.	951,947
5,425	MarkWest Energy Partners LP	305,807
2,758	NuStar Energy LP	143,912
2,792	ONEOK Partners LP	90,321
8,901	Plains All American Pipeline LP	320,971
		2,940,247
	PRIVATE EQUITY - 0.25%
15,188	Blackstone Group LP	520,189

	TELECOMMUNICATIONS - 0.30%
18,618	AT&T, Inc.	618,118

	TOTAL COMMON STOCKS	15,763,518
	(Cost - $17,932,451)

	EXCHANGE TRADED FUNDS - 1.67%
	DEBT FUNDS - 1.67%
157,264	Global X SuperIncome Preferred ETF	2,168,670
65,440	iPath US Treasury 10-year Bear ETN *	1,259,066
	TOTAL EXCHANGED TRADED FUNDS	3,427,736
	(Cost - $3,575,832)

The accompanying notes are an integral part of these financial statements.

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2015

Shares	Security	Value
	REAL ESTATE INVESTMENT TRUSTS - 42.14%
	LISTED REAL ESTATE INVESTMENT TRUSTS - 3.28%
38,944	Annaly Capital Management, Inc.	$391,777
55,539	BioMed Realty Trust, Inc.	1,027,472
5,786	Care Capital Properties, Inc.	183,937
4,401	Colony Financial, Inc.	95,546
14,340	Communications Sales & Leasing, Inc.	288,234
16,423	Corrections Corporation Of America	482,508
10,456	Digital Realty Trust, Inc.	662,074
14,357	HCP, Inc.	532,070
19,001	Iron Mountain, Inc.	538,488
12,600	Omega Healthcare Investors, Inc.	425,628
14,643	Select Income REIT	271,628
17,103	Senior Housing Property Trust	268,517
14,124	Starwood Property Trust, Inc.	300,558
23,144	Ventas, Inc.	1,273,383
	TOTAL LISTED REAL ESTATE INVESTMENT TRUSTS	6,741,820

	NON-LISTED REAL ESTATE INVESTMENT TRUSTS - 38.86%
397,838	American Realty Capital Healthcare Trust II, Inc. #	8,362,069
432,433	American Realty Capital Hospitality Trust, Inc. #	10,000,000
707,027	American Realty Capital Retail Centers of America, Inc. #	6,561,947
188,108	American Realty Capital Trust V, Inc. #	4,796,757
228,122	Carey Watermark Investors, Inc. #	1,853,728
661,928	Cottonwood Residential, Inc. #	9,200,799
738,378	CV Mission Critical REIT, Inc. #	6,345,895
198,378	Hines Global REIT, Inc. #	1,812,586
432,432	NorthStar Real Estate Income II, Inc. #	4,000,000
764,346	NorthStar Real Estate Income Trust, Inc. #	6,963,565
1,081,081	NorthStar Health Care Income, Inc. #	10,205,406
593,514	Phillips Edison Grocery Center REIT I, Inc. #	5,643,998
388,931	Steadfast Income REIT, Inc. #	4,031,796
	TOTAL NON-LISTED REAL ESTATE INVESTMENT TRUSTS	79,778,546

	TOTAL REAL ESTATE INVESTMENT TRUSTS	86,520,366
	(Cost - $81,873,593)

	NON-LISTED BUSINESS DEVELOPMENT COMPANIES - 20.99%
1,215,151	Business Development Corporation of America #	12,528,211
1,005,598	Cion Investment Corp. #	9,704,022
1,188,054	Corporate Capital Trust #	11,814,012
978,323	Sierra Income Corp. #	9,049,489
	TOTAL NON-LISTED BUSINESS DEVELOPMENT COMPANIES	43,095,734
	(Cost - $43,491,150)

	PRIVATE INVESTMENT PARTNERSHIPS - 15.64%
5	Aim Infrastructure MLP Fund II LP #	2,350,201
1,910	Clarion Lion Industrial Trust #	2,499,992
9,910	Clarion Lion Properties Fund #	12,261,765
3	Ovation Alternative Income Fund #	7,500,000
818,599	TriLinc Global Impact Fund Class I #	7,500,000
	TOTAL PRIVATE INVESTMENT PARTNERSHIPS	32,111,958
	(Cost - $31,162,500)

	CLOSED-END FUNDS - 7.00%
68,399	Apollo Tactical Income Fund, Inc.	1,017,777
242,160	BlackRock Debt Strategies Fund, Inc.	847,560
111,029	BlackRock Multi-Sector Income Trust	1,763,141
26,733	Brookfield Global Listed Infrastructure Income Fund, Inc.	378,807

The accompanying notes are an integral part of these financial statements.

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2015

Shares	Security	Value
	CLOSED-END FUNDS (Continued) - 7.00%
27,716	ClearBridge Energy MLP Fund, Inc.	$597,003
23,425	Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.	339,897
78,636	Cohen & Steers REIT and Preferred Income Fund, Inc.	1,347,035
58,102	Delaware Enhanced Global Dividend & Income Fund	581,020
95,635	DoubleLine Income Solutions Fund	1,744,382
42,873	Eaton Vance Tax Managed Global Buy Write Opportunities Fund	481,464
34,777	First Trust MLP and Energy Income Fund	615,553
18,307	Kayne Anderson Midstream/Energy Fund, Inc.	413,921
57,212	Legg Mason BW Global Income Opportunities Fund, Inc.	729,453
109,572	Madison Covered Call & Equity Strategy Fund	817,407
23,142	Nuveen Energy MLP Total Return Fund	341,345
18,820	Tekla Life Sciences Investors	503,246
42,982	Voya Asia Pacific High Dividend Equity Income Fund	384,688
45,319	Wells Fargo Advantage Global Dividend Opportunity Fund	288,682
120,314	Western Asset Emerging Markets Income Fund, Inc.	1,186,296
	TOTAL CLOSED-END FUNDS	14,378,677
	(Cost - $16,850,224)

	HEDGE FUND - 11.97%
25,020	Collins Master Access Fund Ltd.	24,569,533
	TOTAL HEDGE FUND
	(Cost - $25,000,000)

	SHORT-TERM INVESTMENT - 1.47%
	MONEY MARKET FUND - 1.47%
3,009,657	AIM STIT-Government & Agency Portfolio, Private Investment Class, 0.04% +	3,009,657
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $3,009,657)

	TOTAL INVESTMENTS - 108.56%
	(Cost - $222,895,407) (a)	$222,877,179
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.56)%	(17,587,478)
	NET ASSETS - 100.00%	$205,289,701

*	Non-income producing security.

#	Fair Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total value of such securities is $179,555,771 or 87.46% of net assets.

+	Money market fund; interest rate reflects the seven-day effective yield on August 31, 2015.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $222,059,669 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$9,549,321
Unrealized depreciation:	(8,731,811)
Net unrealized appreciation:	$817,510

The Fund has unfunded commitments on the below Private Investment Partnerships. The commitments will be funded when called through current assets at that time.

Clarion Lion Industrial Trust	$2,500,000
Aim Infrastructure MLP Fund II LP	$4,837,500

The accompanying notes are an integral part of these financial statements.

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2015

Portfolio Composition as of August 31, 2015 (Unaudited)

Percent of Net Assets
REITS	42.14%
Non-Listed Business Development Companies	20.99%
Private Investment Partnerships	15.64%
Hedge Fund	11.97%
Financial	11.96%
Debt Funds	1.67%
Energy	1.52%
Consumer, Non-Cyclical	0.42%
Communications	0.30%
Consumer, Cyclical	0.30%
Basic Materials	0.18%
Short-term Investments	1.47%
Liabilities in excess of Assets	(8.56)%
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Multi-Strategy Growth & Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
August 31, 2015

Assets:
Investments in Securities, at Value (identified cost $222,895,407)	$222,877,179
Cash	49,354
Dividends and Interest Receivable	965,601
Receivable for Fund Shares Sold	137,391
Prepaid Expenses and Other Assets	71,524
Total Assets	224,101,049

Liabilities:
Line of Credit	18,556,575
Shareholder Servicing Fees Payable	43,853
Distribution Fee Payable	15,982
Accrued Advisory Fees	132,032
Other Accrued Expenses	62,906
Total Liabilities	18,811,348

Net Assets	$205,289,701

Composition of Net Assets:
At August 31, 2015, Net Assets consisted of:
Paid-in-Capital	$207,702,602
Undistributed Net Investment Loss	(146,542)
Accumulated Net Realized Loss on:
Investments	(2,248,021)
Net Unrealized Depreciation on:
Investments	(18,338)
Net Assets	$205,289,701

The accompanying notes are an integral part of these financial statements.

Multi-Strategy Growth & Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)(Continued)
August 31, 2015

Class A Shares (a):
Net Assets	$175,029,115
Shares Outstanding (no par value; unlimited number of shares authorized)	11,179,718

Net Asset Value and Redemption Price Per Share *	$15.66
Offering Price Per Share (15.66/0.9425)	$16.62

Class C Shares:
Net Assets	$17,809,490
Shares Outstanding (no par value; unlimited number of shares authorized)	1,143,593

Net Asset Value, Offering Price and Redemption Price Per Share *	$15.57

Class I Shares:
Net Assets	$1,135,227
Shares Outstanding (no par value; unlimited number of shares authorized)	72,372

Net Asset Value, Offering Price and Redemption Price Per Share *	$15.69

Class L Shares:
Net Assets	$11,315,869
Shares Outstanding (no par value; unlimited number of shares authorized)	725,332

Net Asset Value and Redemption Price Per Share *	$15.60
Offering Price Per Share (15.60/0.9625)	$16.21

*	The Net Asset Value for each class will differ due primarily to the allocation of class specific expenses, such as distribution fees and shareholder servicing fees.

(a)	Class A purchases valued at $1 million or more are not subject to a front end sales charge, but there is a 1.00% fee on shares repurchased less than 365 days after purchase.

The accompanying notes are an integral part of these financial statements.

Multi-Strategy Growth & Income Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended August 31, 2015

Investment Income:
Dividend Income	$7,609,229
Interest Income	1,211
Total Investment Income	7,610,440

Expenses:
Investment Advisory Fees	783,749
Shareholder Servicing Fees:
Class A	227,746
Class C	18,807
Class L	13,118
Distribution Fees:
Class C	56,420
Class L	26,236
Administration Fees	120,205
Transfer Agent Fees	99,284
Line of Credit-Interest Expense	56,575
Printing Expense	48,685
Registration & Filing Fees	45,527
Fund Accounting Fees	39,205
Legal Fees	31,425
Other Expense	25,068
Trustees’ Fees and Expenses	23,099
Non 12B-1 Shareholder Servicing	21,140
Compliance Fees	16,386
Custody Fees	14,131
Audit Fees	10,082
Insurance Expense	8,836
Miscellaneous Expenses	1,508
Net Expenses	1,687,232

Net Investment Income	5,923,208

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on:
Investments	99,934
Net Change in Unrealized Depreciation on:
Investments	(13,714,644)
Net Realized and Unrealized Loss on Investments	(13,614,710)

Net Decrease in Net Assets Resulting From Operations	$(7,691,502)

The accompanying notes are an integral part of these financial statements.

Multi-Strategy Growth & Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	August 31, 2015	February 28, 2015
	(Unaudited)
Operations:
Net Investment Income	$5,923,208	$4,039,119
Net Realized Gain on Investments and Options Written	99,934	11,710
Distributions of Realized Gain from Underlying Investment Companies	—	161,763
Net Change in Unrealized Appreciation (Depreciation) on Investments	(13,714,644)	7,178,677
Net Increase (Decrease) in Net Assets Resulting From Operations	(7,691,502)	11,391,269

Distributions to Shareholders From:
Net Investment Income
Class A	(5,422,863)	(3,585,981)
Class C	(463,630)	(12,304)
Class I	(35,461)	(3,949)
Class L	(319,442)	(7,220)
Total from Income	(6,241,396)	(3,609,454)
Realized Gains
Class A	—	(3,858,184)
Class C	—	(154,671)
Class I	—	(26,510)
Class L	—	(103,768)
Total from Realized Gains	—	(4,143,133)
Return of Capital
Class A	—	(2,221,694)
Class C	—	(93,444)
Class I	—	(15,899)
Class L	—	(68,956)
Total from Return of Capital	—	(2,399,993)

Total Distributions to Shareholders	$(6,241,396)	$(10,152,580)

The accompanying notes are an integral part of these financial statements.

Multi-Strategy Growth & Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months	For the Year
	Ended	Ended
	August 31, 2015	February 28, 2015
	(Unaudited)
From Shares of Beneficial Interest:
Class A Shares:
Proceeds from Shares Issued (965,732 and 3,476,511 shares, respectively)	$15,864,912	$58,688,104
Distributions Reinvested (248,656 and 452,705 shares, respectively)	4,035,173	7,602,667
Cost of Shares Redeemed (697,137 and 1,061,654 shares, respectively)	(11,383,435)	(17,974,784)
Cost of Shares Transferred (0 and 59,931 shares, respectively)	—	(1,014,634)
Total From Capital Transactions: Class A	8,516,650	47,301,353

Class C Shares:
Proceeds from Shares Issued (514,789 and 659,046 shares, respectively)	8,416,484	11,170,191
Distributions Reinvested (18,534 and 11,082 shares, respectively)	298,730	185,294
Cost of Shares Redeemed (43,419 and 16,439 shares, respectively)	(712,760)	(278,144)
Total From Capital Transactions: Class C	8,002,454	11,077,341

Class I Shares:
Proceeds from Shares Issued (2,509 and 14,164 shares, respectively)	41,630	239,281
Distributions Reinvested (2,117 and 2,761 shares, respectively)	34,393	46,358
Cost of Shares Redeemed (3,002 and 6,108 shares, respectively)	(49,061)	(103,482)
Proceeds from Shares Transferred (0 and 59,931 shares, respectively)	—	1,014,634
Total From Capital Transactions: Class I	26,962	1,196,791

Class L Shares:
Proceeds from Shares Issued (239,431 and 496,457 shares, respectively)	3,936,445	8,405,902
Distributions Reinvested (13,298 and 7,359 shares, respectively)	214,889	123,038
Cost of Shares Redeemed (27,004 and 4,209 shares, respectively)	(443,797)	(71,255)
Total From Capital Transactions: Class L	3,707,537	8,457,685

Total Increase in Net assets from Beneficial Interest:	20,253,603	68,033,170

Total Increase in Net Assets	6,320,705	69,271,859

Net Assets:
Beginning of Period	198,968,996	129,697,137
End of Period	$205,289,701	$198,968,996

Undistributed Net Investment Income (Loss) at End of Period	$(146,542)	$171,646

The accompanying notes are an integral part of these financial statements.

Multi-Strategy Growth & Income Fund
STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended August 31, 2015

Cash flows from operating activities:
Net increase in net assets resulting from operations	$(7,691,502)
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(52,649,196)
Proceeds from sales	16,307,410
Proceeds from sales of short term investments, net	11,310,138
Proceeds from sales of line of credit, net	18,556,575
Net realized gain from investments	(99,934)
Net change in unrealized depreciation from investments	13,714,644

Changes in assets and liabilities
(Increase)/Decrease in assets:
Dividends and Interest Receivable	(245,061)
Receivable for Securities Sold	23,782,433
Prepaid Expenses and Other Assets	(1,305)
Increase/(Decrease) in liabilities:
Payable for Securities Purchased	(36,823,203)
Accrued Advisory Fees	15,483
Shareholder Servicing Fee	5,066
Distribution Fee Payable	6,830
Other Accrued Expenses Payable	(14,648)
Net cash used in operating activities	(13,826,270)

Cash flows from financing activities:
Proceeds from shares sold	28,122,080
Payment on shares redeemed	(12,589,053)
Cash distributions paid	(1,657,403)
Net cash provided by financing activities	13,875,624

Net increase in cash	49,354
Cash at beginning of Period	—
Cash at end of period	49,354

Supplemental disclosure of non-cash activity:
Noncash financing activities not including herein consists of reinvestment of dividends	$4,583,185

The accompanying notes are an integral part of these financial statements.

Multi-Strategy Growth & Income Fund - Class A
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the Six Months		For the Year		For the Year		For the Period
	Ended		Ended		Ended		Ended
	August 31, 2015		February 28, 2015		February 28, 2014		February 28, 2013 *
	(Unaudited)
Net Asset Value, Beginning of Period	$16.74		$16.51		$15.73		$15.00
Increase From Operations:
Net investment income (a)	0.47		0.41		0.39		0.32
Net gain (loss) on investments (both realized and unrealized)	(1.06)		0.80		1.29		0.77
Total from operations	(0.59)		1.21		1.68		1.09

Less Distributions:
From net investment income	(0.49)		(0.40)		(0.29)		(0.36)
From net realized gains on investments	—		(0.37)		(0.55)		—
From paid in capital	—		(0.21)		(0.06)		—
Total Distributions	(0.49)		(0.98)		(0.90)		(0.36)

Net Asset Value, End of Period	$15.66		$16.74		$16.51		$15.73

Total Return (b)	(3.70)%		7.46%		11.01%		7.34%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$175,029		$178,502		$129,697		$46,888
Ratio to average net assets:
Expenses, Gross	1.54	% (c,f)	1.55	% (f)	1.60%		2.61	% (c)
Expenses, Net of Reimbursement/Recapture	1.54	% (c,f)	1.61	% (e,f)	1.75	% (e)	1.75	% (c)
Net investment income, Net of Reimbursement/Recapture	5.75	% (c,g)	2.43	% (g)	2.46%		2.19	% (c)

Ratio to average net assets (excluding interest on Line of Credit)
Expenses, Gross	1.49	% (c,f)	1.55	% (f)	1.60%		2.61	% (c)
Expenses, Net of Reimbursement/Recapture	1.54	% (c,f)	1.55%		1.60%		2.61%
Portfolio turnover rate	7	% (d)	49%		14%		108	% (d)

*	Class A commenced operations on March 16, 2012.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and exclude the effects of sales loads. Total returns for periods less than one year are not annualized.

(c)	Annualized for periods less than one year.

(d)	Not annualized.

(e)	Such ratio includes the Advisor’s recapture of waived/reimbursed fees from prior periods.

(f)	Does not include the expenses of the investment companies in which the Fund invests.

(g)	The recognition of investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Multi-Strategy Growth & Income Fund - Class C
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the Six Months		For the Period
	Ended		Ended
	August 31, 2015		February 28, 2015 *
	(Unaudited)

Net Asset Value, Beginning of Period	$16.71		$17.02
Increase From Operations:
Net investment income (a)	0.41		0.18
Net gain (loss) on investments (both realized and unrealized)	(1.06)		0.16
Total from operations	(0.65)		0.34

Less Distributions:
From net investment income	(0.49)		(0.12)
From net realized gains on investments	—		(0.35)
From return of capital	—		(0.18)
Total Distributions	(0.49)		(0.65)

Net Asset Value, End of Period	$15.57		$16.71

Total Return (b)	(4.14)%		2.04%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$17,809		$10,926
Ratio to average net assets:
Expenses	2.29	% (c,e)	2.30	% (c,e)
Net investment income	5.00	% (c,f)	1.76	% (c,f)

Ratio to average net assets (excluding interest on Line of Credit)
Expenses, Net of Reimbursement/Recapture	2.24	% (c,e)	2.30	% (c,e)
Portfolio turnover rate	7	% (d)	49	% (d)

*	Class C commenced operations on July 2, 2014.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized for periods less than one year.

(d)	Not annualized. Represents Fund level turnover ratio for entire period.

(e)	Does not include the expenses of the investment companies in which the Fund invests.

(f)	The recognition of investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Multi-Strategy Growth & Income Fund - Class I
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the Six Months		For the Period
	Ended		Ended
	August 31, 2015		February 28, 2015 *
	(Unaudited)

Net Asset Value, Beginning of Period	$16.75		$17.02
Increase From Operations:
Net investment income (a)	0.49		0.30
Net gain (loss) on investments (both realized and unrealized)	(1.06)		0.09
Total from operations	(0.57)		0.39

Less Distributions:
From net investment income	(0.49)		(0.06)
From net realized gains on investments	—		(0.37)
From return of capital	—		(0.23)
Total Distributions	(0.49)		(0.66)

Net Asset Value, End of Period	$15.69		$16.75

Total Return (b)	(3.58)%		2.37%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,135		$1,185
Ratio to average net assets:
Expenses	1.29	% (c,e)	1.30	% (c,e)
Net investment income	5.50	% (c,f)	2.80	% (c,f)

Ratio to average net assets (excluding interest on Line of Credit)
Expenses, Net of Reimbursement/Recapture	1.24	% (c,e)	1.30	% (c,e)
Portfolio turnover rate	7	% (d)	49	% (d)

*	Class I commenced operations on July 2, 2014.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized for periods less than one year.

(d)	Not annualized. Represents Fund level turnover ratio for entire period.

(e)	Does not include the expenses of the investment companies in which the Fund invests.

(f)	The recognition of investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Multi-Strategy Growth & Income Fund - Class L
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the Six Months		For the Period
	Ended		Ended
	August 31, 2015		February 28, 2015 *
	(Unaudited)

Net Asset Value, Beginning of Period	$16.72		$17.02
Increase From Operations:
Net investment income (a)	0.43		0.20
Net gain (loss) on investments (both realized and unrealized)	(1.06)		0.17
Total from operations	(0.63)		0.37

Less Distributions:
From net investment income	(0.49)		(0.13)
From net realized gains on investments	—		(0.35)
From return of capital	—		(0.19)
Total Distributions	(0.49)		(0.67)

Net Asset Value, End of Period	$15.60		$16.72

Total Return (b)	(3.96)%		2.25%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$11,316		$8,356
Ratio to average net assets:
Expenses	2.04	% (c,e)	2.05	% (c,e)
Net investment income	5.25	% (c,f)	2.00	% (c,f)

Ratio to average net assets (excluding interest on Line of Credit)
Expenses, Net of Reimbursement/Recapture	1.99	% (c,e)	2.05	% (c,e)
Portfolio turnover rate	7	% (d)	49	% (d)

*	Class L commenced operations on July 2, 2014.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and exclude the effects of sales loads. Total returns for periods less than one year are not annualized.

(c)	Annualized for periods less than one year.

(d)	Not annualized. Represents Fund level turnover ratio for entire period.

(e)	Does not include the expenses of the investment companies in which the Fund invests.

(f)	The recognition of investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Multi-Strategy Growth & Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
August 31, 2015

1.	ORGANIZATION

Multi-Strategy Growth & Income Fund (the “Fund”) was organized as a Delaware statutory trust on June 3, 2011 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares. The investment objective of the Fund is to seek returns from capital appreciation and income with an emphasis on income generation. The Fund pursues its investment objective by investing primarily in the income-producing securities of real estate investment trusts and alternative investment funds, as well as common stocks and structured notes, notes, bonds and asset-backed securities.

The Fund currently offers Class A, Class C, Class I and Class L shares. Class A shares commenced operations on March 16, 2012; Class C, Class I and Class L shares commenced operations on July 2, 2014. Class A and Class L shares are offered at net asset value plus a maximum sales charge of 5.75% and 3.75%, respectively. When purchase load waived, Class A shares are subject to a maximum early withdrawal charge of 1.00% on shares repurchased less than 365 days after purchase. Class C and Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds – The Fund may invest in funds of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the Underlying Funds. Open-end investment companies are valued at their net asset value per share and closed-end investment companies that trade on an exchange are valued as described under security valuation.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor (defined below), those securities will be valued at “fair value” as determined in good faith by the Fair Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Multi-Strategy Growth & Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2015

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund invests in some securities which are not traded and the Board’s Valuation Committee has established a methodology for fair value of each type of security. Non-traded Real Estate Investment Trusts (“REITs”) that are in the public offering period (or start-up phase) are valued at cost according to management’s fair valuation methodology unless the REIT issues an updated valuation. The Fund generally purchases REITs at NAV or without a commission. However, start-up REITs amortize a significant portion of their start-up costs and therefore, potentially carry additional risks that may impact valuation should the REIT be unable to raise sufficient capital and execute their business plan. As such, start-up REITs pose a greater risk than seasoned REITs because if they encounter going concern issues, they may see significant deviation in value from the fair value, cost basis approach as represented. Management is not aware of any information which would cause a change in cost basis valuation methodology currently being utilized for non-traded REITs in their offering period. Non-traded REITs that are in their offering period are generally categorized as Level 3 in the fair value hierarchy. Once a REIT closes to new investors, the Fund values the security based on the movement of an appropriate market index or a similar security that is publicly traded until the REIT issues an updated market valuation. Non-traded REITs that have closed to new investors are generally categorized in Level 2 of the fair value hierarchy, due to the significance of the effect of the application of the movement of the market index on the overall fair valuation of the REIT. Other non-traded private investments are monitored for any independent audits of the investment or impairments reported on the potential value of the investment. For non-traded private investments that are themselves treated as investment companies under GAAP, the Fund follows the guidance in GAAP that allows, as practical expedient, the Fund to value such investments at their reported NAV per share (of if not unitized, at an equivalent percentage of the capital of the investee entity). Such investments typically provide an updated NAV or its equivalent on a quarterly basis. The Valuation Committee meets frequently to discuss the valuation methodology and will adjust the value of a security if there is a public update to such valuation.

The non-traded Business Development Companies provide quarterly fair value pricing which is used as an indicator of the valuation for the Fund. If the value fluctuates, the Advisor will provide an updated price. If a significant event occurs that causes a large change in price, the Fair Valuation Committee will call a meeting to evaluate the fair value. Non-traded Business Development Companies are categorized as Level 2 in the fair value hierarchy.

Multi-Strategy Growth & Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2015

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$15,763,518	$—	$—	$15,763,518
Exchange Traded Funds	3,427,736	—	—	3,427,736
Real Estate Investment Trusts	6,741,820	55,573,140	24,205,406	86,520,366
Non-Listed Business Development Companies	—	43,095,734	—	43,095,734
Private Investment Partnerships	—	—	32,111,958	32,111,958
Closed-End Funds	14,378,677	—	—	14,378,677
Hedge Fund	—	—	24,569,533	24,569,533
Short-Term Investment	3,009,657	—	—	3,009,657
Total Investments:	$43,321,408	$98,668,874	$80,886,897	$222,877,179

*	Refer to the Portfolio of Investments for industry classifications.

There were no transfers between Level 1, Level 2, or Level 3 during the six months ended August 31, 2015.

It is the Fund’s policy to record transfers into or out of any level at the beginning of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Real Estate Investment	Private Investment	Hedge
	Trusts	Partnerships	Funds	Totals
Beginning Balance	$19,205,406	$26,705,885	$—	$45,911,291
Total realized gain (loss)	—	—	—	—
Appreciation (Depreciation)	—	656,073	(430,467)	225,606
Cost of Purchases	5,000,000	4,750,000	25,000,000	34,750,000
Proceeds from Sales and returns of capital	—	—	—	—
Accrued Interest	—	—	—	—
Net transfers in/out of level 3	—	—	—	—
Ending Balance	$24,205,406	$32,111,958	$24,569,533	$80,886,897

Multi-Strategy Growth & Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2015

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions on returns filed for open tax years (2014-2015), or expected to be taken in the Fund’s 2016 return, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Fund identifies its major tax jurisdictions as U.S. Federal. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended August 31, 2015, the Fund did not incur any interest or penalties.

Distributions to Shareholders – Distributions from investment income are declared and paid monthly. Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to an investment advisory agreement with the Trust, with respect to the Fund, (the “Advisory Agreement”), investment advisory services are provided to the Fund by RJL Capital Management, LLC., (the “Advisor”). Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 0.75% of the average daily net assets of the Fund. For the six months ended August 31, 2015, the Advisor earned advisory fees of $783,749.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Fund, a Shareholder Services Plan under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Under the Shareholder Services Plan, the Fund may pay 0.25% per year of its average daily net assets

Multi-Strategy Growth & Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2015

of each of Class A, Class C and Class L shares for such services. For the six months ended August 31, 2015, the Fund incurred shareholder servicing fees of $227,746, $18,807, and $13,118 for Class A, Class C and Class L shares, respectively. Under the Distribution Plans, the Fund pays 0.75% and 0.50% per year of its average daily net assets for such services for Class C and Class L shares, respectively. For the six months ended August 31, 2015, the Fund incurred distributions fees of $56,420 and $26,236 for Class C and Class L shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended August 31, 2015, the Distributor received $741,487 and $150,434 in underwriting commissions for sales of Class A and Class L shares, respectively, of which $113,099 and $30,078 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for servicing in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund. Certain officers of the Fund are also officers of NCLS, and are not paid any fees directly by the Fund for servicing in such capacities.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Trustees – The Fund pays each Trustee who is not affiliated with the Fund or Advisor a quarterly fee of $3,000, as well as reimbursement for any reasonable expenses incurred attending meetings. The “interested persons” who serve as Trustees of the Fund receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Fund. In addition to these quarterly fees and reimbursements, Ira J. Miller receives a quarterly fee of $1,500 for his role as a member of the Audit Committee, and Mark J. Riedy receives a quarterly fee of $1,750 for his role as Chairman of the Audit Committee.

Other Affiliates – During the six months ended August 31, 2015, Lucia Securities, a registered broker/dealer and an affiliate of the Advisor, executed trades on behalf of the Fund for which it received placement fees, which could be deemed to be a form of brokerage commissions, of $65,717.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended August 31, 2015, amounted to $52,649,196 and 15,560,763, respectively.

Multi-Strategy Growth & Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2015

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following years was as follows:

	Year Ended	Year Ended
	February 28, 2015	February 28, 2014
Ordinary Income	$4,395,879	$3,054,165
Long-Term Capital Gain	3,356,708	1,345,465
Return of Capital	2,399,993	445,418
	$10,152,580	$4,845,048

The difference between the book basis and tax basis character of distributions as of February 28, 2014 and February 28, 2015 is primarily attributable to the income tax treatment of short term capital gain distributions.

As of February 28, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Post October Loss	Unrealized	Total
and Late Year	Appreciation/	Accumulated
Losses	(Depreciation)	Earnings/(Deficits)
$(3,012,046)	$14,532,043	$11,519,997

The difference between book basis and tax basis unrealized appreciation of investments, accumulated net realized losses and undistributed net investment income/ loss is primarily attributable to the adjustment for partnerships and the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $6 83,953.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $2,328,093.

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of foreign currency gains/losses, the reclass of ordinary distributions, and adjustments related to partnerships, resulted in reclassification for the year ended February 28, 2015 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income	Loss
$(818,587)	$(806,773)	$1,625,360

6.	LINE OF CREDIT

The Fund has a line of credit with a variable limit based on how many securities are pledged as collateral. This line of credit is intended to provide financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. Borrowings are secured by the Fund’s investments. Interest will be accrued at the 1 Month LIBOR rate plus 110 bps to be paid monthly. The credit facility is with BNP Paribas. During the six months ended August 31, 2015, the Fund paid $56,575 in interest on the line of credit. Average borrowings and the average interest rate during the six months ended August 31, 2015, were $21,035,002 and 1.30%, respectively. The

Multi-Strategy Growth & Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2015

largest outstanding amount borrowed during the period was $22,535,360. The balance on the line of credit as of as of August 31, 2015 was $18,556,575.

7.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements. On September 29, 2015, the Fund paid a dividend of $0.0778, $0.0774, $0.0780 and $0.0775 per share to shareholders of record on September 28, 2015 for Class A, Class C, Class I and Class L shares, respectively. The Fund completed a quarterly repurchase offer on October 16, 2015 which resulted in 4.58%, 4.20%, 2.69%, and 8.93% of Fund shares being repurchased for $8,225,483, $799,659, $30,987 and $1,049,664 for Class A, Class C, Class I and Class L, respectively.

Approval of the Continuance of Investment Advisory Agreement (Unaudited)

At a meeting held on February 6, 2015, the Board of Trustees (the “Board” or the “Trustees”) of Multi-Strategy Growth & Income Fund (the “Fund” or the “Trust”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended, approved the renewal of the Advisory Agreement (the “Advisory Agreement”) between RJL Capital Management, LLC (the “Adviser”) and the Trust with respect to the Fund. The Trustees reviewed in detail the information provided by the Adviser related to the proposed renewal of the Advisory Agreement. In its consideration of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.

Nature, Extent and Quality of Services. The Board examined the nature, extent and quality of the services provided by the Adviser to the Fund. The Trustees noted that the Adviser has extensive experience, spends a significant amount of time and care in its research process, and has demonstrated an investment in its human resources and operations. The Trustees noted the Adviser dedicates time to learning as much as possible regarding the underlying investments in order to build the portfolio. In addition to research and due diligence, the Trustees agreed that the Adviser has a very good team in place servicing the Fund. The Board discussed that the firm has extensive experience in non-traded REITs, and the Adviser has a good reputation in terms of experience. The Board discussed the nature of the Adviser’s operations and the quality of the Adviser’s compliance infrastructure. The Board noted that the Adviser had established a culture of open communication with the Board. The Board further noted the Adviser had reported no litigation or administrative actions during the last 12 months. Overall, it was the consensus of the Trustees that they were satisfied with the nature, extent and quality of the services provided to the Fund under the Advisory Agreement.

Fees and Expenses. The Trustees reviewed information regarding fees charged by advisers to a peer group of funds composed of 5 other closed-end interval funds. The Trustees noted that the Adviser charges an advisory fee of 0.75%, which compared favorably to the peer group average of 1.19%. With respect to the average net expense ratio, they noted that the Fund’s net expense ratio of 2.85% is higher than the peer group average of 2.29%. The Trustees noted the Adviser did not receive any other payments from the Fund other than advisory fees, although its affiliate receives fees in connection with portfolio trades. The Trustees concluded that the advisory fee is reasonable.

Performance. The Trustees considered the Adviser’s past performance, as well as other factors relating to the Adviser’s track record, noting the Fund outperformed the Barclay’s Aggregate Bond Index with returns of 9.62% versus 5.97% for the last year, and 8.56% versus 2.48% since the inception of the Fund. The Trustees noted that the Fund achieved its objective, as well as the Adviser’s goals of delivering non-correlated returns and consistent monthly dividend distributions, and they considered that the Fund had achieved a strong Sharpe ratio, which indicated that the Fund was taking on relatively less risk to achieve the returns obtained. The Trustees concluded that the Fund’s performance was in line with the strategy and expectations, and they commended management for a job well done.

Economies of Scale. The Trustees considered whether the Adviser has realized or will realize economies of scale with respect to the management of the Fund. It was the consensus of the Trustees that the Fund had not achieved economies of scale, and they agreed to revisit this in future years. The Trustees agreed with the Adviser’s assessment that, as the Fund grows, so will the complexity of the management of the Fund, requiring additional Adviser resources. The Trustees noted their satisfaction with the Fund’s growth over the past year, and indicated their belief that continued growth would bring some economies to the operations of the Fund and will reduce other Fund expenses to the benefit of shareholders, and agreed to monitor Fund growth and the appropriateness of breakpoints.

Profitability. The Board considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Board noted that the Adviser reported receiving a profit that was modest in both percentage and dollar amount, and expressed their satisfaction with the fact that the Adviser was able to manage the Fund on a cost effective basis even though its advisory fee was less than the peer group average. The Board concluded that the Adviser’s estimated level of profitability from its relationship with the Fund was not excessive.

Conclusion. During the Board’s deliberations, it was noted that the Board did not identify any single piece of information that was all-important or controlling with respect to the Advisory Agreement. Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable, that renewal of the Advisory Agreement is in the best interests of the shareholders of the Fund and that the Board was satisfied with the overall performance of the Fund and satisfied with management.

PRIVACY NOTICE

Rev: April 2013

FACTS	WHAT DOES MULTI-STRATEGY GROWTH & INCOME FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Multi-Strategy Growth & Income Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Multi- Strategy Growth & Income Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-855-601-3841

Who we are
Who is providing this notice?	Multi-Strategy Growth & Income Fund
What we do
How does Multi-Strategy Growth & Income Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Multi-Strategy Growth & Income Fund collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■     Affiliates from using your information to market to you

■     Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Multi-Strategy Growth & Income Fund does not share with our affiliates.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies

■    Multi-Strategy Growth & Income Fund does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Multi-Strategy Growth & Income Fund doesn’t jointly market.

Investment Advisor
RJL Capital Management, LLC
13520 Evening Creek Drive N. Suite 300
San Diego, CA 92128

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

How to Obtain Proxy Voting Information

Information regarding how the Fund voted proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-601-3841 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-601-3841.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Multi-Strategy Growth & Income Fund

By (Signature and Title)

/s/ Raymond J. Lucia, Jr.

Raymond J. Lucia, Jr., Principal Executive Officer/President

Date 10/30/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Raymond J. Lucia, Jr.

Raymond J. Lucia, Jr., Principal Executive Officer/President

Date 10/30/15

By (Signature and Title)

/s/Stephanie Pimentel Holly

Stephanie Pimentel Holly, Principal Financial Officer/Treasurer

Date 10/30/15